LONG-TERM INVESTMENTS - Equity-method investments (Details) - Distrii - CNY (¥) ¥ in Thousands	1 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jun. 30, 2017
Equity-method investments
Consideration paid for acquisition of equity method investments		¥ 35,000
Percentage of equity interest owned	32.00%	39.00%	26.00%
Percentage of equity interest sold	6.00%
Consideration for transfer of investment	¥ 18,000
Recognized gain on disposal of equity-method investment	¥ 22,682